COMMITMENTS AND CONTINGENCIES - Operating lease commitments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
Rental expenses under operating leases	¥ 47,500	¥ 43,200	¥ 26,200
Future minimum lease payments
2019	54,709
2020	45,074
2021	¥ 26,213